TAXES - Narrative (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 26, 2020	Jun. 28, 2019	Dec. 31, 2019
Income Tax [Abstract]
Effective tax rate	40.00%	25.00%	25.00%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	€ 37
Non-current tax liabilities	261	€ 228	€ 254
Current Tax Liabilities, Audit Provision	9
Current Tax Liabilities, Audit Provision	€ 9